OBLIGATIONS WITH FIDC - INVESTMENT FUND IN CREDIT RIGHTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
OBLIGATIONS WITH FIDC - INVESTMENT FUND IN CREDIT RIGHTS
Investment fund in credit rights	R$ 0	R$ 45,497